Subsequent Events (FY) (Details) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended
	Mar. 11, 2021 USD ($)	Mar. 01, 2021 USD ($) installment shares	Feb. 25, 2021 $ / shares	Feb. 24, 2021 USD ($) instrument	Feb. 23, 2021	Jan. 04, 2021 $ / shares	Mar. 29, 2018	Jan. 02, 2014	Aug. 31, 2019	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Subsequent Event [Line Items]
Consideration received from assignment to partner										$ 1,337	$ 0
Aircraft | GCMH
Subsequent Event [Line Items]
Percent of asset ownership assigned to partner	50.00%
Percent of asset ownership interest									12.50%
Consideration received from assignment to partner	$ 1,300
2025 Term Loans | Senior Loan
Subsequent Event [Line Items]
Debt, LIBOR floor								1.00%
2025 Term Loans | Senior Loan | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate							2.75%
Debt, LIBOR floor							1.00%
2028 Term Loans | Senior Loan | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate				2.50%
Debt, LIBOR floor				0.50%
Common Class A
Subsequent Event [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares			$ 0.08
Subsequent Event | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Shares authorized (in shares) | shares		4,800,000
Number of installments | installment		3
Subsequent Event | Aircraft | GCMH
Subsequent Event [Line Items]
Percent of asset ownership assigned to partner		50.00%
Consideration received from assignment to partner		$ 1,300
Subsequent Event | Interest Rate Contract
Subsequent Event [Line Items]
Number of instruments terminated | instrument				3
Notional amount		$ 232,000
Derivative, fixed interest rate		1.33%
Derivative, LIBOR floor		0.50%
Subsequent Event | 2025 Term Loans | Senior Loan
Subsequent Event [Line Items]
Debt, LIBOR floor					1.00%
Early repayment of senior debt				$ 50,300
Subsequent Event | 2025 Term Loans | Senior Loan | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate					2.75%
Subsequent Event | 2028 Term Loans | Senior Loan
Subsequent Event [Line Items]
Debt, LIBOR floor				0.50%
Subsequent Event | 2028 Term Loans | Senior Loan | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate				2.50%
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares			$ 0.08			$ 0.06